Intangible assets and goodwill (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Intangible assets and goodwill
Balance at the beginning	$ 868,543
Balance at the end	845,550	$ 868,543
Intellectual property
Intangible assets and goodwill
Balance at the beginning	668,966
Balance at the end	617,921	668,966
Software
Intangible assets and goodwill
Balance at the beginning	51,235
Balance at the end	44,866	51,235
Patents
Intangible assets and goodwill
Balance at the beginning	62,039
Balance at the end	112,952	62,039
Trade name
Intangible assets and goodwill
Balance at the beginning	47,596
Balance at the end	39,624	47,596
Backlog
Intangible assets and goodwill
Balance at the beginning	29,679
Balance at the end	22,633	29,679
Website
Intangible assets and goodwill
Balance at the beginning	9,028
Balance at the end	7,514	9,028
Cost
Intangible assets and goodwill
Balance at the beginning	1,407,049	1,345,371
Additions	54,486	63,316
Currency translation	5,246	(1,638)
Balance at the end	1,466,781	1,407,049
Cost | Intellectual property
Intangible assets and goodwill
Balance at the beginning	1,035,070	1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Intangible assets and goodwill
Balance at the beginning	101,775	101,775
Balance at the end	101,775	101,775
Cost | Patents
Intangible assets and goodwill
Balance at the beginning	63,316	0
Additions	54,486	63,316
Balance at the end	117,802	63,316
Cost | Trade name
Intangible assets and goodwill
Balance at the beginning	103,489	104,351
Currency translation	2,871	(862)
Balance at the end	106,360	103,489
Cost | Backlog
Intangible assets and goodwill
Balance at the beginning	83,502	84,106
Currency translation	1,800	(604)
Balance at the end	85,302	83,502
Cost | Website
Intangible assets and goodwill
Balance at the beginning	19,897	20,069
Currency translation	575	(172)
Balance at the end	20,472	19,897
Accumulated depreciation
Intangible assets and goodwill
Balance at the beginning	(538,506)	(378,647)
Depreciation	82,725	159,859
Balance at the end	(621,231)	(538,506)
Accumulated depreciation | Intellectual property
Intangible assets and goodwill
Balance at the beginning	(366,104)	(262,597)
Depreciation	51,045	103,507
Balance at the end	(417,149)	(366,104)
Accumulated depreciation | Software
Intangible assets and goodwill
Balance at the beginning	(50,540)	(37,620)
Depreciation	6,369	12,920
Balance at the end	(56,909)	(50,540)
Accumulated depreciation | Patents
Intangible assets and goodwill
Balance at the beginning	(1,277)	0
Depreciation	3,573	1,277
Balance at the end	(4,850)	(1,277)
Accumulated depreciation | Trade name
Intangible assets and goodwill
Balance at the beginning	(55,893)	(34,865)
Depreciation	10,833	21,028
Balance at the end	(66,726)	(55,893)
Accumulated depreciation | Backlog
Intangible assets and goodwill
Balance at the beginning	(53,823)	(36,741)
Depreciation	8,816	17,082
Balance at the end	(62,639)	(53,823)
Accumulated depreciation | Website
Intangible assets and goodwill
Balance at the beginning	(10,869)	(6,824)
Depreciation	2,089	4,045
Balance at the end	$ (12,958)	$ (10,869)